Contingencies and Commitments	12 Months Ended
Dec. 31, 2018
Disclosure of commitments and contingent liabilities [Abstract]
Disclosure of commitments and contingent liabilities [text block]
Note 34 Contingencies and Commitments

Operating lease agreements

The total amount of the Company’s obligations with third parties relating to lease operating and services agreements that can not be terminated is detailed as follows:

Lease operating and services agreements not to be terminated	As of December 31, 2018
ThCh $
Within 1 year	56,311,446
Between 1 and 5 years	59,404,285
Over 5 years	22,661,389
Total	138,377,120

Purchase and supply agreements

The total amount of the Company’s obligations to third parties relating to purchase and supply agreements as of
December 31, 2018
is detailed as follows:

Purchase and supply agreements	Purchase and supply agreements	Purchase and contract related to wine and grape
	ThCh $	ThCh $
Within 1 year	232,661,581	13,324,315
Between 1 and 5 years	839,140,078	15,158,909
Over 5 years	237,038,942	236,222
Total	1,308,840,601	28,719,446

Capital investment commitments

As of
December 31, 2018
, the Company had capital investment commitments related to Property, Plant and Equipment and Intangibles (software) for approximately ThCh$
39,412,982
.

Litigation

The following are the most significant proceedings faced by the Company and its subsidiaries, including all those present a possible risk of occurrence and causes whose committed amounts, individually, are more than ThCh$ 25,000.
Those losses contingencies for which an estimate cannot be made have been also considered.

Trials and claim

Subsidiary	Court	Description	Status	Estimated accrued loss contingency
Comercial CCU S.A.	Labour Court.	Labor trial.	Appeal of first instance verdict.	ThCh$	17,604
Comercial CCU S.A.	Labour Court.	Labor trial.	Appeal of first instance verdict.	ThCh$	21,268
Comercial CCU S.A.	Labour Court.	Labor trial.	Appeal of first instance verdict.	ThCh$	26,027
Viña San Pedro Tarapacá S.A.	Labour Court.	Labor trial.	Execution phase.	ThCh$	15,000
Compañía Industrial Cervecera S.A. (CICSA)	Labur Court.	Labor trial.	Evidentiary stage.	US$	17,000
Compañía Industrial Cervecera S.A. (CICSA)	Labur Court.	Labor trial.	Ruling enforcement.	US$	18,000
Compañía Industrial Cervecera S.A. (CICSA)	Commercial Court.	Distributor claim for to the termination of distribution agreeent.	Evidentiary stage.	US$	38,000
Compañía Industrial Cervecera S.A. (CICSA)	Labur Court.	Labor trial.	Evidentiary stage.	US$	36,000
Compañía Industrial Cervecera S.A. (CICSA)	Labur Court.	Labor trial.	Evidentiary stage.	US$	39,000
Compañía Industrial Cervecera S.A. (CICSA)	Labur Court.	Labor trial.	Evidentiary stage.	US$	37,000
Compañía Industrial Cervecera S.A. (CICSA)	Labur Court.	Labor trial.	Evidentiary stage.	US$	35,000
Compañía Industrial Cervecera S.A. (CICSA)	Labur Court.	Labor trial.	Evidentiary stage.	US$	24,000

Subsidiary	Court	Description	Status	Estimated accrued loss contingency
Compañía Industrial Cervecera S.A. (CICSA)	Labur Court.	Labor trial.	Evidentiary stage.	US$	39,000
Compañía Industrial Cervecera S.A. (CICSA)		Several Tax claims.	Evidentiary stage.	US$	383,000
Saenz Briones & Cía S.A.I.C.	Labur Court.	Labor trial.	Evidentiary stage.	US$	51,000
Saenz Briones & Cía S.A.I.C.	Labur Court.	Labor trial.	Evidentiary stage.	US$	42,000
Saenz Briones & Cía S.A.I.C.	Labur Court.	Labor trial.	Evidentiary stage.	US$	18,000

The Company and its subsidiaries have established provisions to allow for such contingencies for ThCh$
893,631
and ThCh$
1,300,695
, as of
December 31, 2018 and 2017
, respectively (See
Note 23 – Other provisions
).

Tax processes

At the date of issue of these consolidated financial statements, there is no tax litigation that involves significant passive or taxes in claim different to mentioned in
Note 24 – Income Tax
.

Guarantees

As of December 31, 2018, CCU and its subsidiaries have not granted direct guarantees as part of their usual financing operations. However, indirect guarantees have been constituted, in the form of stand-by and general security product of financing. The main terms of the indirect guarantees constituted are detailed below:

The loan obtained by the subsidiary CICSA in Argentina, as described in
N
ote 21- Other
financial liabilities
, is guaranteed by CCU S.A. through a stand- by unrestricted issued by Banco del Estado de Chile:

Institution	Amount		Due date
Banco de la Nación Argentina S.A.	US$	2,000,000	December 26, 2019

The subsidiary Finca La Celia S.A. maintains financial debt with local banks in Argentina, guaranteed by VSPT through stand-by letters issued by Banco del Estado de Chile and they are within the financing policy framework approved by VSPT Board of Directors, according to the following detail:

Institution	Amount		Due date
Banco Santander Río	US$	500,000	June 30, 2019
Banco Macro	US$	600,000	June 30, 2019
Banco San Juan	US$	1,200,000	June 30, 2019
Banco BBVA Francés	US$	1,500,000	June 30, 2019
Banco Patagonia	US$	1,600,000	June 30, 2019
Banco Patagonia	US$	1,600,000	July 7, 2021